FINANCIAL ASSETS (Tables)	12 Months Ended
Dec. 31, 2017
Financial Instruments [Abstract]
Disclosure of financial assets
The following table provides the details of financial instruments and their associated financial instrument classifications as at December 31, 2017:

(US$ MILLIONS)	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,106	$1,106
Accounts receivable, net (current and non-current) (1)	50	—	4,312	4,362
Other assets (current and non-current) (2)	—	—	195	195
Financial assets (current and non-current) (3)	116	429	239	784
Total	$166	$429	$5,852	$6,447
Financial liabilities
Accounts payable and other (4)	$159	—	$3,766	$3,925
Borrowings (current and non-current)	—	—	3,265	3,265
Total	$159	$—	$7,031	$7,190
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $314 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Excludes provisions, decommissioning liabilities, deferred revenue, work in progress, post-employment benefits and various tax and duties of $1,713 million.
The following table provides the allocation of financial instruments and their associated financial instrument classifications as at December 31, 2016:

(US$ MILLIONS)	FVTPL	Available for sale securities	Loans and Receivables/ Other Liabilities	Total
MEASUREMENT BASIS	(Fair Value)	(Fair Value through OCI)	(Amortized Cost)
Financial assets
Cash and cash equivalents	$—	$—	$1,050	$1,050
Accounts receivable, net (current and non-current) (1)	42	—	1,755	1,797
Other assets (current and non-current) (2)	—	—	309	309
Financial assets (current and non-current) (3)	34	432	73	539
Total	$76	$432	$3,187	$3,695
Financial liabilities
Accounts payable and other (4)	$32	—	$2,222	$2,254
Borrowings (current and non-current)	—	—	1,551	1,551
Total	$32	$—	$3,773	$3,805
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(1)	Accounts receivable recognized at fair value relates to our mining business.

(2)	Excludes prepayments and other assets of $109 million.

(3)	Refer to Hedging Activities in note 4(a) below.

(4)	Excludes provisions and decommissioning liabilities of $203 million.

(US$ MILLIONS)	2017	2016
Current
Marketable securities (1)	$207	$335
Restricted cash	68	71
Derivative contracts	75	23
Loans and notes receivable	11	4
Total current	$361	$433
Non-current
Marketable securities (1)	$1	$—
Restricted cash	11	—
Derivative contracts	7	9
Loans and notes receivable	150	6
Other financial assets (2)	254	91
Total non-current	$423	$106
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(1)	During the year ended December 31, 2017 the partnership recognized $49 million (2016: $57 million), of net gains on disposition of marketable securities.

(2)	Other financial assets includes secured debentures to homebuilding companies in our business services segment.

(US$ MILLIONS)	2017	2016
Current, net	$3,454	$1,703
Non-current, net
Retainer on customer contracts	197	94
Billing rights	711	—
Total Non-current, net	$908	$94
Total	$4,362	$1,797
The amount of accounts receivable and other written down for bad debts was as follows:

(US$ MILLIONS)	2017	2016	2015
Allowance for doubtful accounts - beginning	$7	$10	9
Add: increase in allowance	39	2	6
Deduct: bad debt write offs	(6)	(5)	(5)
Allowance for doubtful accounts - ending	$40	$7	$10